Provision for Legal Claims - Schedule of Judicial Deposits (Details) - Judicial Deposits[Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Judicial Deposits [Line Items]
Total	R$ 6,544	R$ 7,399
Labor [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies	5,997	6,702
Environmental [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies	547	520
Civil [Member]
Schedule of Judicial Deposits [Line Items]
Loss contingencies		R$ 177